SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF STOCK OPTION ACTIVITY

The following table sets forth the stock options activity for the years ended December 31, 2023, 2024 and 2025:

	Number of shares	Weighted- average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		US$		000’US$

Outstanding as of December 31, 2023	14,355,570	0.61	0.27	-

Granted	-	-
Forfeited	-	-
Exercised	-	-
Expired	(3,265,030)	0.37

Outstanding as of December 31, 2024	11,090,540	0.68	0.02	-

Granted	-
Forfeited	-
Exercised	-
Expired	(11,090,540)	0.68

Outstanding as of December 31, 2025	-	-	-	-
Vested and expected to vest as of December 31, 2025	-
Exercisable as of December 31, 2025	-

SCHEDULE OF SERVICE BASED RSU

A summary of activities of the service-based RSUs for the years ended December 31, 2023, 2024 and 2025 is presented below:

	Number of RSUs	Weighted-Average Grant-Date Fair Value
		US$

Unvested at December 31, 2023	19,624,750	0.26

Granted	4,000,000	0.01
Vested	(3,837,500)
Forfeited	(2,378,850)

Unvested at December 31, 2024	17,408,400	0.27

Forfeited	(85,000)
Expired	(11,813,400)

Unvested at December 31, 2025	5,510,000	0.02